Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents
Cash and cash equivalents

Note 18 - Cash and cash equivalents

Accounting policies

Cash is measured on initial recognition at fair value and subsequently at amortized cost, usually equal to the nominal value.

DKK thousand	2018	2017
DKK	343,585	12,824
USD	96,526	252,884
EUR	420,524	323,010
Total cash and cash equivalents	860,635	588,718

In addition, at December 31, 2017, restricted cash amounted to DKK 5.9 million. See also note 20.